Restricted Cash	12 Months Ended
Dec. 31, 2010
Restricted Cash [Abstract]
Restricted Cash

4.	Restricted Cash

The following table presents the restricted cash as of December 31:

	Korean Won (in millions)
	2009	2010

Deposits related to derivatives contracts	574,287	344,849
Deposits for guarantee of payment for secured borrowings	2,008	15,662
Other	12,055	117,656

Total	588,350	478,167

The deposits related to derivatives contracts are generally restricted until the related derivatives contracts expire. Also, the Company made deposits as collateral for senior collateralized bond obligations.